Document and Entity Information	May 19, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001913971
Document Type	8-K
Document Period End Date	May 19, 2023
Entity Registrant Name	PRINCETON BANCORP, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-41589
Entity Tax Identification Number	88-4268702
Entity Address, Address Line One	183 Bayard Lane
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	921-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	BPRN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false